CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Operations
Total Revenues	$ 66,121	$ 211,891	$ 552,579	$ 817,724
Cost of Goods Sold	68,005	196,926	451,713	690,953
Total	(1,884)	14,965	100,866	126,771
Selling, general and administrative expenses	745,533	187,748	1,072,866	2,364,465
Impairment of goodwill			4,799,965
Loss from Operations	(747,417)	(172,783)	(5,771,965)	(2,237,694)
Loss from derivatives issued with debt greater than debt carrying value	(718,000)
Loss on sale of property and equipment			(1,322)
Interest Expense	(82,953)	(15,967)	(62,203)	(32,801)
Total Other Income (Expense)	(800,953)	(15,967)	(63,525)	(32,801)
Loss before Provision for Income taxes	(1,548,370)	(188,750)	(5,835,490)	(2,270,495)
Provision for Income Taxes		878	879	2,117
Net Loss applicable to common shareholders	$ (1,548,370)	$ (189,628)	$ (5,836,369)	$ (2,272,612)
Net Loss per Common Share Basic and Diluted	$ (0.02)	$ 0.00	$ (0.08)	$ (0.12)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	83,370,432	69,695,760	76,890,335	18,711,209